Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital [Member]	Contributed Surplus [member]	Warrants [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Equity securities [member]	Accumulated other comprehensive income (loss) [member] Currency hedging instruments [member]	Accumulated other comprehensive income (loss) [member] Fuel Hedging Instruments [Member]	Deficit [member]
Beginning balance at Dec. 31, 2016		$ 2,822.2	$ 70.9	$ 3.5		$ 0.4	$ 0.0	$ 0.0	$ (1,137.6)
Changes in equity [abstract]
Issuance of shares related to Richmont acquisition (note 5)		615.3
Issuance of shares through bought deal financing, net of issuance costs and deferred taxes		241.8
Issuance of shares related to share-based compensation		2.3
Issuance of shares related to exercise of warrants		0.5
Issuance of shares through flow-through share agreements		8.4
Share-based compensation			6.4
Transfer from contributed surplus of share-based compensation redeemed		1.2	(1.2)
Shares issued related to the merger (note x)			13.4
Exercise of warrants				0.0
Issuance of warrants				0.5
Realized gain on sale of equity securities, reclassified to deficit, net of tax (note 16)						0.0
Unrealized (loss) gain - equity securities, net of taxes						6.6
Unrealized (loss) gain on currency hedging instruments, net of taxes	$ 6.0						6.0	0.0
Dividends (note12(f))									(6.0)
Reclassification of realized gain on sale of equity securities, net of tax (note 16)									0.0
Net (loss) earnings	26.6								26.6
Ending balance at Dec. 31, 2017	2,681.2	3,691.7	89.5	4.0	$ 13.0	7.0	6.0	0.0	(1,117.0)
Changes in equity [abstract]
Issuance of shares related to Richmont acquisition (note 5)		0.0
Issuance of shares through bought deal financing, net of issuance costs and deferred taxes		0.0
Issuance of shares related to share-based compensation		3.5
Issuance of shares related to exercise of warrants		0.6
Issuance of shares through flow-through share agreements		0.0
Share-based compensation			7.2
Transfer from contributed surplus of share-based compensation redeemed		9.4	(9.4)
Shares issued related to the merger (note x)			0.0
Exercise of warrants				(0.2)
Issuance of warrants				0.1
Realized gain on sale of equity securities, reclassified to deficit, net of tax (note 16)						(12.5)
Unrealized (loss) gain - equity securities, net of taxes						(1.8)
Unrealized (loss) gain on currency hedging instruments, net of taxes	(7.4)						(7.4)	(0.5)
Dividends (note12(f))									(7.8)
Reclassification of realized gain on sale of equity securities, net of tax (note 16)									12.5
Net (loss) earnings	(72.6)								(72.6)
Ending balance at Dec. 31, 2018	$ 2,602.3	$ 3,705.2	$ 87.3	$ 3.9	$ (9.2)	$ (7.3)	$ (1.4)	$ (0.5)	$ (1,184.9)